(37) COMMITMENTS	12 Months Ended
Dec. 31, 2019
Commitments
COMMITMENTS

 (37)  COMMITMENTS

The Group’s commitments, mainly related to long term agreements for energy purchases and power plant constructions, at December 31, 2019, are as follows:

Subsidiaries		Consolidated
Commitments at December 31, 2019	Duration	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total
Rentals	Up to 13 years	38,223	71,906	68,779	82,430	261,338
Energy purchase agreements (except Itaipu)	Up to 25 years	11,988,989	21,701,899	22,211,015	41,829,746	97,731,649
Energy purchase from Itaipu	Up to 25 years	2,896,696	5,642,618	6,097,490	15,803,644	30,440,448
Energy system service charges	Up to 29 years	2,762,294	7,192,517	9,172,126	25,725,396	44,852,333
GSF renegotiation	Up to 28 years	16,468	37,886	36,484	228,865	319,703
Power plant constrution projects	Up to 14 years	757,367	654,777	239,322	1,119,285	2,770,751
Total		18,460,037	35,301,603	37,825,216	84,789,366	176,376,222

Joinv Venture		Consolidated
Commitments at December 31, 2019	Duration	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total
Power plant constrution projects	Up to 5 years	3,502,439	5,321,975	693,788	-	9,518,202
GSF renegotiation	Up to 17 years	33,566	132,856	132,965	396,102	695,489
		3,536,005	5,454,831	826,754	396,102	10,213,692

The power plant construction projects include commitments made basically to construction related to the subsidiaries of the renewable energy segment.